Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Components of the deferred and current taxation
Current tax liabilities	€ 66.3	€ 47.7	€ 48.1
Deferred tax assets	(6.6)	(42.3)	(14.0)
Deferred tax liabilities	159.3	266.5	272.4
Total tax liabilities (net)	219.0	271.9	306.5
Reconciliation of current tax
Liability/(asset) at beginning of year	47.7	48.1	(44.5)
Corporation tax (credit)/charge in year	22.7	(9.9)	5.5
Tax received/(paid)	(4.1)	9.5	87.1
Liability/(asset) at end of year	66.3	47.7	48.1
Reconciliation of deferred tax
Net liability at beginning of year	224.2	258.4	299.9
Temporary differences on derivatives hedging instruments	(177.5)	145.0	57.6
Temporary differences on property, plant and equipment, net operating losses and other non-derivative items	106.0	(179.2)	(99.1)
Net liability at end of year	152.7	224.2	258.4
Corporate tax
Components of the deferred and current taxation
Current tax liabilities	66.3	47.7	48.1
Tax losses and temporary differences on property, plant and equipment
Components of the deferred and current taxation
Deferred tax assets	(6.6)	(42.3)	(14.0)
Temporary differences on property, plant and equipment, derivatives and pensions
Components of the deferred and current taxation
Deferred tax liabilities	€ 159.3	€ 266.5	€ 272.4